Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	$ 30,333	$ 32,066	$ 137,421	$ 122,368	$ 105,522
Net Income (Loss)	(20,504)	(11,163)	(38,531)	(28,354)	(99,574)
Grant revenue
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	60	274	1,985	1,229	570
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	30,273	31,792	135,436	121,139	104,952
Costs of goods sold and services, including shipping and handling costs	15,495	15,660	62,430	56,290	68,082
Certain operating expenses, excluding shipping and handling costs	40,916	30,639	124,587	107,029	110,737
Other segment items	(5,574)	(3,070)	(11,065)	(12,597)	26,277
Net Income (Loss)	(20,504)	(11,163)	38,531	28,354	99,574
Reportable Segment | Grant revenue
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues	$ 60	$ 274	$ 1,985	$ 1,229	$ 570